Additional capital disclosures	12 Months Ended
Mar. 31, 2025
Capital structure [abstract]
Additional capital disclosures

23. Additional capital disclosures

The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company’s focus is to keep strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Company.

The Company’s goal is to continue to be able to return excess liquidity to shareholders by continuing to distribute annual dividends in future periods. The amount of future dividends/ buyback of equity shares will be balanced with efforts to continue to maintain an adequate liquidity status.

The capital structure as at March 31, 2024 and 2025 was as follows:

	As at March 31,
	2024		2025		% Change
Equity attributable to the equity shareholders of the Company	₹	749,883	₹	828,309	10%
As percentage of total capital		82%		81%

Current loans, borrowings and bank overdrafts		79,166		97,863
Non-current loans and borrowings		62,300		63,954
Current and non-current lease liabilities		23,183		30,218
Total loans, borrowings and bank overdrafts and lease liabilities	₹	164,649	₹	192,035	17%
As percentage of total capital		18%		19%

Total capital	₹	914,532	₹	1,020,344	12%

Loans and borrowings represent 15% and 16% of total capital as at March 31, 2024 and 2025, respectively. The Company is not subjected to any externally imposed capital requirements.